Income Taxes (Details Textuals) (USD $)	12 Months Ended
Apr. 30, 2013
Income Taxes (Textual)
Cumulative net operating loss carry-forwards	$ 74,000
Expiration date of operating loss carryforwards	Beginning in 2028.